Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 10 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31, 2024	September 30, 2023
Accrued compensation and benefits	$1,765	$2,841
Liability-classified warrants	206	—
Accrued professional fees	706	273
Accrued interest	132	304
Deferred revenue	43	138
Committed equity facility fees	1,575	—
Unpaid Merger-related transaction costs	1,240	—
Other	1,369	963
Total accrued expenses and other current liabilities	$7,036	$4,519